Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
ACADIAN EMERGING MARKETS DEBT FUND (Prospectus Summary) | ACADIAN EMERGING MARKETS DEBT FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMDX
ACADIAN EMERGING MARKETS PORTFOLIO (Prospectus Summary) | ACADIAN EMERGING MARKETS PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMGX
ICM SMALL COMPANY PORTFOLIO (Prospectus Summary) | ICM SMALL COMPANY PORTFOLIO | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSCX
WESTWOOD LARGECAP VALUE FUND (First Prospectus Summary) | WESTWOOD LARGECAP VALUE FUND | A CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWLAX
WESTWOOD INCOME OPPORTUNITY FUND (First Prospectus Summary) | WESTWOOD INCOME OPPORTUNITY FUND | A CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWIAX
WESTWOOD LARGECAP VALUE FUND (Second Prospectus Summary) | WESTWOOD LARGECAP VALUE FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGLX
WESTWOOD DIVIDEND GROWTH FUND (Prospectus Summary) | WESTWOOD DIVIDEND GROWTH FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGDX
WESTWOOD SMIDCAP PLUS FUND (Prospectus Summary) | WESTWOOD SMIDCAP PLUS FUND | INSTITUTIONAL SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGPX
WESTWOOD SMIDCAP FUND (Prospectus Summary) | WESTWOOD SMIDCAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGMX
WESTWOOD SMALLCAP VALUE FUND (Prospectus Summary) | WESTWOOD SMALLCAP VALUE FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGSX
WESTWOOD INCOME OPPORTUNITY FUND (Second Prospectus Summary) | WESTWOOD INCOME OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGIX
WESTWOOD BALANCED FUND (Prospectus Summary) | WESTWOOD BALANCED FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGBX
WESTWOOD SHORT DURATION HIGH YIELD FUND (Second Prospectus Summary) | WESTWOOD SHORT DURATION HIGH YIELD FUND | INSTITUTIONAL SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGHX